Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1. Organization and Basis of Presentation
Description of Business
Plus Therapeutics, Inc. (the “Company”) is a clinical-stage pharmaceutical company focused on the development, manufacture and commercialization of complex and innovative treatments for patients battling cancer and other life-threatening diseases. CNSide Diagnostics, LLC is a wholly owned subsidiary of Plus Therapeutics, Inc. that develops and commercializes proprietary laboratory-developed tests, such as the CNSide
™
Test, designed to identify tumor cells that have metastasized to the central nervous system in patients with carcinomas and melanomas.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2025 and 2024 have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. The condensed consolidated balance sheet at December 31, 2024 has been derived from the audited consolidated financial statements at December 31, 2024, but does not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the financial position and results of operations of the Company have been included. Operating results for the three and nine months ended September 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025.

1. Organization and Operations
The Company
Plus Therapeutics, Inc. is a clinical-stage pharmaceutical company focused on the development, manufacture and commercialization of complex and innovative treatments for patients battling cancer and other life-threatening diseases. CNSide Diagnostics, LLC is a wholly owned subsidiary of Plus Therapeutics, Inc. that develops and commercializes proprietary laboratory-developed tests, such as the CNSide
™
Test, designed to identify tumor cells that have metastasized to the central nervous system in patients with carcinomas and melanomas.
Certain Risks and Uncertainties
The Company’s prospects are subject to the risks and uncertainties frequently encountered by companies in the early stages of development and commercialization, especially those companies in rapidly evolving and technologically advanced industries such as the biotech/medical device field. The Company’s future viability largely depends on its ability to complete development of new products and receive regulatory approvals for those products. No assurance can be given that the Company’s new products will be successfully developed, regulatory approvals will be granted, or acceptance of these products will be achieved.
Going Concern
The Company incurred net losses of $13.0 million for the year ended December 31, 2024, and as of December 31, 2024, the Company had an accumulated deficit of $493.5 million and cash and cash equivalents of $76,000 and short term investments of $3.5 million. Additionally, the Company used net cash of $10.6 million to fund its operating activities for the year ended December 31, 2024. The Company had an outstanding balance of $3.3 million under its line of credit facility (Note 9). The Company expects that its research and development expenditures will increase in absolute dollars in 2025 and beyond. These factors raise substantial doubt about the Company’s ability to continue as a going concern.
As disclosed in more detail in Note 15 and Note 18, the Company has entered into various financing agreements and raised capital by issuing its common stock.
Nasdaq Listing Compliance
On March 8, 2024, the Company received a written notice (the “Notice”) from the Listing Qualifications staff of Nasdaq, notifying the Company that it no longer complied with the requirement under Nasdaq Listing Rule 5550(b)(1) to maintain a minimum of $2.5 million in stockholders’ equity (the “Minimum Stockholders’ Equity Requirement”) for continued listing on The Nasdaq Capital Market or the alternative requirements of having a market value of listed securities of $35 million or net income from continuing operations of $500,000 in the most recently completed fiscal year or two of the last three most recently completed fiscal years.
On September 5, 2024, Nasdaq notified the Company that it had not regained compliance with Nasdaq Listing Rule 5550(b)(1). The Company requested a hearing before the Nasdaq hearing panel (“Panel”), and on October 30, 2024, the Company received a decision from the Panel, notifying the Company that it had until March 4, 2025, to demonstrate compliance with the Minimum Stockholders’ Equity Requirement.
The Company regained compliance with the Minimum Stockholders’ Equity Requirement in connection with the private placement entered into on March 4, 2025, as described in more detail in Note 18, Subsequent Events.

Pursuant to Nasdaq Listing Rule 5815(d)(4)(B), the Company will be subject to a Mandatory Panel Monitor until March 7, 2026. If the Nasdaq Listing Qualifications staff (the “Staff”) finds the Company again out of compliance with the Minimum Stockholders’ Equity Requirement before that date, the Company would not be permitted to provide the Staff with a plan of compliance with respect to that deficiency and the Staff would not be permitted to grant additional time for the Company to regain compliance with respect to that deficiency, nor would the Company be afforded an applicable cure or compliance period. Instead, the Staff would issue a “Delist Determination Letter” and the Company would have an opportunity to request a Nasdaq hearing panel regarding its continued listing.
The Company continues to seek additional capital through strategic transactions and from other financing alternatives. Without additional capital, current working capital and cash generated from sales will not provide adequate funding to make debt repayments, for research, sales and marketing efforts and product development activities at their current levels. If sufficient capital is not raised, the Company will at a minimum need to significantly reduce or curtail its research and development and other operations, and this would negatively affect its ability to achieve corporate growth goals.
Should the Company fail to raise additional cash from outside sources, this would have a material adverse impact on its operations.
The accompanying financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.